Convertible Redeemable Preferred Shares (Detail Textuals 3) - CNY (¥) ¥ in Thousands		12 Months Ended
	Sep. 14, 2018	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Temporary Equity [Line Items]
Holders entitled to receive amount per share		(A) an amount equal to the higher of (1) 100% of the original issue price of such Preferred Shares
Preferred stock, initial conversion ratio		The initial conversion ratio of Preferred Shares to ordinary shares shall be 1:1
Preferred stock, reason when security is redeemable		a) December 31, 2021, if no QIPO or Approved Sale has been consummated prior to such date, (b) any material change in applicable law that would prohibit or otherwise make it illegal to continue to operate the business under the then-existing equity structure of the Group, which could not be solved by alteration or adjustment of the equity structure of the Group after good faith consultation among the Company and its shareholders, (c) the early termination of employment or service contracts of no less than 30% of the certain key employees (or subsequent persons holding their respective positions) with the Group during any six-month period (excluding any early termination with cause) which has resulted in material adverse effect with respect to the Business of the Group as a whole, and (d) termination or disruption of the business of the Group as a whole, which is attributable to any Group Company’s non-compliance with applicable laws or breach or early termination of material business contracts or business arrangements with any supplier, clients or otherwise (any matter or event as described in items (a) to (d), hereinafter a “Redemption Event”), or (e) any other Preferred Share holder has requested the Company to redeem its shares in any Redemption Event by delivery of a notice.
Preferred stock, redemption terms		(a) 100% of the Preferred Shares’ original issue price, plus all accrued but unpaid dividends thereon up to the date of redemption and compound interest on the preferred shares’ original issue price at the rate of 8% per annum, proportionally adjusted for share subdivisions, share dividends, reorganizations, reclassifications, consolidations, mergers or similar transactions, and (b) the fair market value of such Preferred Shares at the date of redemption.
Percentage of Preferred Shares' original issue price as redemption amount payable equal to the greater of		100.00%
Compound interest rate on preferred shares' original issue price		8.00%
Accretion on convertible redeemable preferred shares to redemption value		¥ 13,667,291	¥ 2,576,935	¥ 981,233
Initial public offering (the "IPO")
Temporary Equity [Line Items]
Number of preferred shares automatically converted to ordinary shares	821,378,518